Digital Assets	12 Months Ended
Dec. 31, 2023
Digital Assets [Abstract]
DIGITAL ASSETS

NOTE 7: DIGITAL ASSETS

The Company held the following digital assets as of December 31, 2023 and 2022:

Coin Symbol	December 31, 2023	December 31, 2022

USDC	$453	$463
BTC	354	546
ETH	86	503
USDT	23	684
LTC	15	109
ZEC	3	51
UNI	-	44
AAVE	-	31
COMP	-	31
CRV	-	29
MATIC	-	28
Other	15	78
	$949	$2,597

Digital assets are classified as Level 2 in the fair value hierarchy, based on quoted prices in the principal market at 12:00 UTC.